Stock-Based Compensation and Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation and Common Stock [Abstract]
Stock-Based Compensation and Common Stock

13.    Stock-based Compensation and Common Stock

Stock-based Compensation

A summary of stock-based compensation expense recognized during the three and nine months ended September 30, 2024 and 2023 is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Restricted stock units (classified as liabilities)	$404	$1,751	$1,190	$3,042
Restricted stock units (classified as equity)	—	758	(22)	1,037
Stock options	691	1,838	4,029	11,768
Total stock-based compensation	1,095	4,347	5,197	15,847
Stock-based compensation capitalized to property and equipment	—	(172)	(67)	(172)
Stock-based compensation, net of capitalized amount	$1,095	$4,175	$5,130	$15,675

As of September 30, 2024, the total unrecognized compensation related to outstanding stock option awards and restricted stock units (“RSUs”) was $2.6 million, which Nxu expects to recognize over a weighted-average period of approximately 0.9 years. Total unrecognized stock-based compensation will be adjusted for actual forfeitures.

During the three months ending March 31, 2023, Nxu issued 573 shares of its Class A common stock to a vendor for services rendered and recognized $0.1 million of expense related to this issuance.

On October 31, 2023, Nxu’s board of directors approved an amendment to certain existing stock-based compensation grant agreements to delay the vesting of service-based liability-classified RSU awards that would have vested between October and December 2023 to vest on January 31, 2024. The Nxu board of directors subsequently approved additional amendments in January, March and June 2024 to further delay the vesting of the same RSUs, including vests between January 2024 and December 2024, until January 2025.

In March and May 2024, Nxu’s board of directors approved amendments to certain existing Independent Director grant agreements to delay the vesting of service-based liability-classified Director RSU awards that would have vested between March 31, 2024 and December 31, 2024 until January 31, 2025 (collectively with the amendments to stock-based compensation grants agreements discussed above, the “Amendments”).

As of the dates of the Amendments, Nxu determined there was no incremental value of the awards in connection with the Amendments. Additionally, as all employees and Directors affected by the Amendments were still providing service as of the original vest dates, Nxu determined it was probable they would meet the service requirements, and their awards would vest within the initial vesting period of the awards. Therefore, Nxu recognized stock-based compensation expense at the fair value of the awards through the initial vesting dates. The amended awards will remain classified in liabilities in the consolidated balance sheets of Nxu until they are settled in a variable number of shares.

On February 23, 2024 (the “Exchange Date”), the compensation committee of the Nxu board of directors authorized a mandatory Exchange Program (the “RSU Exchange Program”) to provide for the cancellation and exchange of approximately $0.4 million of stock-based compensation related to unvested RSUs (“Exchanged RSUs”), previously recorded as liabilities within the unaudited condensed consolidated balance sheets, for an option to purchase shares of Class A common stock of Nxu (“Exchange Option”). Nxu accounts for the effects of the RSU Exchange Program as a modification of liability-classified awards in accordance with ASC 718.

Pursuant to the RSU Exchange Program, Nxu granted 1,117,457 Exchange Options to employees, which were scheduled to vest in equal amounts on March 31, 2024 and June 30, 2024. The Exchange Options had an initial fair value of $0.7 million, which is equal to the fair value of the Exchanged RSUs at the Exchange Date, and as such no additional compensation cost was recorded as a result of the modification on the Exchange Date. Concurrently with the grant of the Exchange Options, Nxu granted 553,236 additional stock options with a fair value of $0.3 million to employees, which were scheduled to vest in equal amounts on June 30, 2024 and September 30, 2024. Both the Exchange Options and the additional options are classified as equity awards. As of September 30, 2024, 628,776 Exchange Options and 69,808 additional stock options were vested with a fair valuing totaling approximately $0.4 million. As of September 30, 2024, a total of 972,109 Exchange Options and additional stock options were forfeited.

On October 23, 2024, the existing RSUs subject to the Amendments were further amended such that, following the signing of the Merger Agreement, Nxu agreed to deliver such RSUs to the RSU holders in installments in such amounts as Nxu determines may be delivered to such holders without jeopardizing Nxu’s ability to continue as a going concern. See Note 17 — Subsequent Events for additional information.

On October 23, 2024, concurrently with the signing of the Merger Agreement, Nxu entered into a Board of Directors Agreement (collectively, the “Board of Directors Agreements”) with each of Jessica Billingsley and Britt Ide (each a “Non-Employee Director”), pursuant to which, among other things, each Non-Employee Director will be granted 591,715 RSUs under the Amended Incentive Plan (as defined below). See Note 17 — Subsequent Events for additional information.

Nxu Executives hold stock options under the Amended Incentive Plan and/or the Stock Option Plan of Atlis Motor Vehicles, Inc. Pursuant to compensation-related agreements entered into on October 23, 2024, Nxu Executives have agreed to forfeit all outstanding stock options, whether vested or unvested, for no consideration immediately prior to a change in control of Nxu, provided the per share exercise price, as adjusted to reflect any changes in Nxu’s capitalization between October 23, 2024 and the date on which a change in control of Nxu occurs, remains in excess of Nxu’s closing stock price on the trading day immediately preceding the date on which the change in control of Nxu occurs.

2023 Omnibus Incentive Plan

On May 12, 2023, Nxu adopted the 2023 Omnibus Incentive Plan (the “Plan”). The purposes of the Plan are to (a) encourage the growth of Nxu through short and long-term incentives that are consistent with Nxu’s objectives; (b) give participants an incentive for excellence in individual performance; (c) promote teamwork among participants; and (d) give Nxu a significant advantage in attracting and retaining key employees, directors and consultants. To accomplish such purposes, the Plan provides that Nxu may grant (i) options, (ii) stock appreciation rights, (iii) restricted shares, (iv) RSUs, (v) performance-based awards (including performance-based restricted shares and RSUs), (vi) other share-based awards, (vii) other cash-based awards or (viii) any combination of the foregoing. The Plan was originally adopted in connection with the consummation of Nxu’s Reorganization Merger as contemplated by that certain agreement and plan of merger, dated as of April 14, 2023, by and among Nxu, Atlis, and such other parties to the agreement.

With respect to awards granted under the Plan and in accordance with the Plan, Nxu’s board of directors (or the “Administrator”) is authorized to deliver an aggregate of 350 million shares of common stock to be reserved and available for issuance under the Plan (the “Initial Share Limit”), which includes (i) 250 million shares of common stock available for new issuances under the Plan and (ii) 100 million shares of common stock relating to a portion of outstanding stock options and RSUs assumed by Nxu in connection with the Reorganization Merger; provided, that the total number of shares of common stock that will be reserved, and that may be issued, under the Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2024, by a number of common shares equal to five percent (5%) of the total number of outstanding shares on the last day of the prior calendar year. Notwithstanding the foregoing, the Administrator may act prior to January 1 of a given year to provide that there will be no such increase in the share reserve for that year or that the increase in the share reserve for such year will be a lesser number of common shares than provided herein.

At the 2024 Annual Meeting of Stockholders of Nxu held on August 14, 2024 (the “2024 Annual Meeting”), the stockholders of Nxu approved the amendment and restatement of the Nxu, Inc. 2023 Omnibus Incentive Plan (the “Amended Incentive Plan”). The primary purposes of the amendment and restatement are to (i) increase the number of shares of Class A common stock of Nxu available for issuance under the Amended Incentive Plan by an additional 48,000,000 shares, and (ii) extend the last date on which awards can be made under the Amended Incentive Plan to August 13, 2034.

Common Stock

Organizational Structure

As described in Note 1 — Organization and Basis of Presentation, on May 12, 2023, Atlis completed its Reorganization Merger to Nxu. At the effective time of the Reorganization Merger, all of the issued and outstanding shares of Atlis’s Class A common stock, par value $0.0001 per share (“Atlis Class A Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class A common stock, par value $0.0001 per share (“Nxu Class A Common Stock”) and all of the issued and outstanding shares of Atlis’s Class D common stock, par value $0.0001 per share (“Atlis Class D Common Stock” and, together with Atlis Class A Common Stock, “Atlis Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class B common stock, par value $0.0001 per share (“Nxu Class B Common Stock” and, together with Nxu Class A Common Stock, “Nxu Common Stock”), and, as a result, the current stockholders of Atlis automatically became stockholders of Nxu, holding the same number and percentage of shares of Nxu Common Stock as they held of Atlis Common Stock as of immediately prior to the Reorganization Merger.

Issuance and conversion of shares of common stock pursuant to the Reorganization Merger are considered transactions between entities under common control. As a result, the unaudited condensed consolidated financial statements for periods prior to these transactions have been adjusted to combine the previously separate entities for presentation purposes.

Except as otherwise required by applicable law, and the voting rights described below, shares of Class A common stock and Class B common stock have the same rights, privileges and powers, rank equally, share ratably and be identical in all respects and as to all matters. The voting, dividend, liquidation and other rights, powers and preferences of the holders of Class A common stock and Class B common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock of any series as may be designated by the board of directors of Nxu upon any issuance of the preferred stock of any series.

In addition, at the effective time of the Reorganization Merger, (i) each outstanding option to purchase shares of Atlis Class A Common Stock (“Atlis Option”), whether vested or unvested, automatically converted into an option to purchase shares of Nxu Class A Common Stock (a “Nxu Option”) and (ii) each outstanding Atlis RSU (an “Atlis Restricted Share”), whether vested or unvested, automatically converted into an RSU of Nxu (a “Nxu RSU”). Each Nxu Option is subject to terms and conditions consistent with the Employee Stock Option Plan and the applicable Atlis Option award agreement as in effect immediately prior to the effective time. Each Nxu RSU is subject to terms and conditions consistent with the applicable Atlis RSU award agreement as in effect immediately prior to the effective time.

At the effective time of the Reorganization Merger, (i) each outstanding Senior Secured Original Issue 10% Discount Convertible Promissory Note (an “Atlis Note”) convertible into shares of Atlis Class A Common Stock automatically converted into a Senior Secured Original Issue 10% Discount Convertible Promissory Note convertible into shares of Nxu Class A Common Stock (a “Nxu Note”) and (ii) each outstanding warrant to purchase shares of Atlis Class A Common Stock (an “Atlis Warrant”) automatically converted into a warrant to purchase shares of Nxu Class A Common Stock (a “Nxu Warrant”). Each Nxu Note is subject to terms and conditions consistent with the applicable Atlis Note as in effect immediately prior to the effective time. Each Nxu Warrant is subject to terms and conditions consistent with the applicable Atlis Warrant as in effect immediately prior to the effective time.

At the 2024 Annual Meeting, the stockholders of Nxu approved an amendment to Nxu’s Certificate of Incorporation as amended (the “Certificate of Incorporation”). In connection with such approval, on August 16, 2024, Nxu filed a Certificate of Amendment of Certificate of Incorporation (the “Charter Amendment”) with the Secretary of State of the State of Delaware that amends Article V of the Certificate of Incorporation in its entirety in order to provide that Nxu expressly elects to be governed by Section 242(d) of the Delaware General Corporation Law (“Section 242(d)”), which permits a corporation to increase or decrease the authorized number of shares of class of stock, or to reclassify by combining the issued shares of a class of capital stock into a lesser number of issued shares (that is, a reverse stock split) if, among other things, (a) the class of stock is listed on a national securities exchange and will meet the listing requirements of that exchange relating to the minimum number of holders immediately after the amendment becomes effective and (b) the votes cast “for” the amendment exceed the votes cast “against” the amendment at a meeting at which a quorum of the stockholders is present in person or by proxy. As a result, so long as the requirements of Section 242(d) are satisfied, increases or decreases to the number of shares of Nxu’s Class A common stock, and reverse splits of Nxu’s Class A common stock, may be approved by the votes cast standard described above. Broker non-votes, abstentions, and shares not present in person or by proxy at a stockholder meeting would have no effect on the outcome of whether these amendments are approved by stockholders.

In 2022, Nxu began issuing Class B shares of common stock. These shares are not traded openly nor available for sale to the public. Class B shares are offered only to the (1) Chief Executive Officer and (2) President of Nxu. At all meetings of stockholders and on all matters submitted to a vote of stockholders of Nxu generally, each holder of Class A common stock, as such, shall have the right to one (1) vote per share of Class A common stock held of record by such holder and each holder of Class B common stock, as such, shall have the right to ten (10) votes per share of Class B common stock held of record by such holder. The shares of Class B common stock are not entitled to receive any dividends or any distribution upon voluntary or involuntary liquidation, dissolution or winding up of the affairs of Nxu. Class B shares are not convertible, are deemed to have no economic value, and upon a holder’s cessation of service to Nxu, such holder shall, on the one-year anniversary of such cessation, surrender to Nxu for no consideration all shares of Class B shares owned by such holder.

Common Stock Offerings

On February 21, 2023, Nxu completed a public offering of 0.1 million units at a public offering price of $234.00 per unit (the “February 2023 Offering”). Each unit consists of one share of Class A common stock, Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”), and Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants”). See Note 14 — Convertible Notes and Warrant Liability for more information regarding the Series A and Series B warrants. Proceeds from the offering, net of offering costs, were approximately $12.0 million.

On August 11, 2023, Nxu completed a public offering of 0.1 million units at an offering price of $45.00 per unit (the “August 2023 Offering”). Each unit consists of one share of Class A common stock (or a pre-funded warrant in lieu thereof) and one common warrant, with each warrant exercisable for two shares of Class A common stock at an exercise price of $45.00 per share (the “August 2023 Warrants). See Note 14 — Convertible Notes and Warrant Liability for more information regarding the August 2023 Warrants. Proceeds from the offering, net of offering costs, were approximately $4.5 million.

On September 27, 2022, a stock purchase agreement between Nxu and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited, respectively (together, “GEM Global”) became effective whereby GEM Global committed to purchase up to $300.0 million in shares of Nxu’s Class A common stock for up to three 3 years (the “GEM Stock Purchase Facility”). In connection with the GEM Stock Purchase Facility, GEM Global would earn a commitment fee proportionate to number of shares sold in the first year, or a $6.0 million commitment fee on September 27, 2023 if no shares were sold. As of September 27, 2023, Nxu had not sold any shares under the GEM Stock Purchase Facility and, as such, registered 0.3 million Class A common shares, 0.2 million of which were immediately issuable to GEM

Global for payment of the commitment fee. Additionally, in connection with the share registration, approximately 2 thousand warrants were issuable to GEM Global. On October 2, 2023, 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.

On October 23, 2023, Nxu completed a public offering of 0.6 million shares of its Class A common stock at an offering price of $5.25 per share. Proceeds from the offering, net of offering costs, were approximately $2.6 million.

In November 2023, Nxu launched its ATM pursuant to its shelf registration on Form S-3 for sale from time to time of up to $75.0 million of Class A common stock. As of September 30, 2024, Nxu has issued and sold approximately 9.1 million shares of its Class A common stock, resulting in $14.0 million of proceeds, net of commissions and offering costs.

Series A Convertible Preferred Stock

Share Exchange Agreement with Lynx Motor Corporation

On December 27, 2023, Nxu entered into a share exchange agreement (the “Share Exchange Agreement”) with Lynx, pursuant to which Lynx sold to Nxu, and Nxu purchased from Lynx, a number of newly issued shares of Lynx representing 15% of the issued and outstanding equity interests in Lynx in exchange for 1,000 newly issued shares of series A convertible preferred stock, par value $0.0001 per share, of Nxu (the “Series A Convertible Preferred Stock” or “Series A Convertible Preferred Shares”). Each Series A Convertible Preferred Share is convertible into 1,000 shares of Class A common stock, par value $0.0001 per share, of Nxu for a conversion price of $3.00 per share. The Share Exchange Agreement contains customary representations and warranties by Nxu. As a part of the transaction, Nxu designated one person to serve on the board of directors of Lynx. Nxu’s investment in Lynx is presented within investment in Lynx at the fair market value of the Series A Convertible Preferred Stock on the transaction date, with the corresponding issuance of Series A Convertible Preferred Stock presented within stockholders’ equity in the unaudited condensed consolidated balance sheets.

On January 29, 2024, Nxu registered 1.0 million shares of Class A common stock, par value $0.0001, pursuant to the terms of its Share Exchange Agreement with Lynx, under which Nxu sold to Lynx 1,000 shares of Series A convertible preferred stock, par value $0.0001, which are convertible into shares of Class A common stock. Nxu did not sell any shares of its Class A common stock and received no proceeds from the offering. On February 8, 2024, Lynx converted all the Series A Convertible Preferred Stock into 1.0 million shares of Class A common stock.

Nxu assessed its investment in Lynx determining that Lynx’s fair value had deteriorated due to its delay in vehicle production and related sales and its need to raise capital through discounted equity offerings to fund continuing operations. In accordance with ASC 321, Equity Investments, Nxu performed a qualitative assessment of various impairment indicators, including proposed terms for a discounted private funding round, and concluded the investment in Lynx was impaired as of September 30, 2024. As a result, and since the impairment charge was both probable and reasonably estimable as of September 30, 2024, Nxu recognized an estimated impairment loss equal to the difference between the fair value of the investment and its carrying amount. An impairment charge of $0.98 million was recorded within other (loss) income, net in the condensed consolidated statements of operations for the three and nine months ended September 30, 2024. Nxu will adjust the amount of the impairment charge, as necessary, based upon finalizing the valuation during the fourth quarter of fiscal 2024.

Concurrently with the Share Exchange Agreement, Lynx issued a non-interest bearing promissory note (“Note”) in the principal amount of $0.3 million to Lynx in exchange for $0.3 million in immediately available funds from Nxu. The Note was originally due and payable by June 2024 and is presented in notes receivable from related party in the unaudited condensed consolidated balance sheets. Effective June 28, 2024, Nxu and Lynx agreed to amend the terms of the Note, which was extended to be repaid over nine months at an annual interest rate of 8% (the “Amended Note”). Scheduled payments on the Amended Note included an upfront principal payment of $20,000, which was due and paid upon execution of the amendment, eight payments of $20,000 in principal and interest from July 2024 to February 2025, and a lump sum payment of the remaining principal and interest of approximately $0.08 million due no later than March 27, 2025. Pursuant to the Notice of Promissory Note Default; Demand (the “Notice of Default”) dated September 9, 2024, Lynx is in default on repayment of the Amended Note. As of the date of this proxy statement/proxpectus, Nxu is engaged in further discussion with Lynx about the terms of the Amended Note, which is due immediately.[15] Ongoing discussions contemplate Lynx’s offer to make payment on the note in shares of Lynx, rather than in cash funds. While management of Nxu is actively participating in negotiations, Nxu currently intends to pursue recovery of the note in full, including accrued interest, in cash; however, Nxu has recognized an allowance for estimated losses of $0.2 million as of September 30, 2024.

The total number of shares of all classes of capital stock which Nxu has authority to issue is 5.0 billion shares, consisting of (1) 5.0 billion authorized shares of common stock, including (a) 4.0 billion authorized shares of Class A Common Stock, (b) 1.0 billion authorized shares of Class B common stock and (2) 10.0 million authorized shares of preferred stock, par value $0.0001 per share.

12.    Stock-Based Compensation and Common Stock

Stock-Based Compensation

A summary of stock-based compensation recognized during the years ended December 31, 2023 and 2022 is as follows (in thousands):

	For the Years Ended December 31,
	2023	2022
Restricted stock units (classified as liabilities)	$4,667	$—
Restricted stock units (classified as equity)	1,538	550
Stock options	13,995	41,796
Total stock-based compensation	20,200	42,346
Stock-based compensation capitalized to property and equipment	(490)	—
Stock-based compensation, net of capitalized amount	$19,710	$42,346

During the years ended December 31, 2023 and 2022, the Company capitalized $0.5 million and $0, respectively, of stock-based compensation to property and equipment related to software development and charging station units. All other stock-based compensation is included in the accompanying consolidated statements of operations.

During preparation of the Company’s consolidated financial statements for the year ended December 31, 2023, management identified an error in its previously reported stock-based compensation expense for the year ended December 31, 2022. The error resulted from the inadvertent omission of expense related to stock options granted to employees of the Company throughout 2022, the majority of which vested immediately. None of the omitted grants have been exercised. Stock-based compensation expense has been restated from amounts previously reported to include additional expense from the vesting of stock options of approximately $0.8 million for the year ended December 31, 2022. The restatement had no effect on stockholders’ deficit as of December 31, 2022 and had no other effect to the Company’s consolidated financial statements.

As of December 31, 2023, unrecognized stock-based compensation related to outstanding awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2023 is presented in the table below. Total unrecognized stock-based compensation will be adjusted for actual forfeitures.

	Unrecognized Stock-based Compensation Related to Outstanding Awards (in thousands)	Remaining Weighted Average Amortization Period (in years)
Stock options	$4,031	0.9
Restricted stock units classified as equity awards	197	1.7
Restricted stock units classified as liability awards	8,259	1.3
Total unrecognized stock-based compensation	$12,487

Stock Options

The Company granted stock options during the year ended December 31, 2022. The Company uses the Black-Scholes option-pricing method for valuing stock option awards. Calculating the fair value of stock option awards requires the input of subjective assumptions. The fair value of stock options at the grant date was determined using the following assumptions for the years ended December 31, 2022:

December 31, 2022
Expected average life (years)	7.0
Expected volatility	75.33%
Risk-free interest rate	1.65%
Expected dividend yield	—%

The Company did not grant options during the year ended December 31, 2023.

A summary of the Company’s outstanding stock options as of December 31, 2023 and 2022 and changes during the year is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (in Years)
Outstanding, December 31, 2021	304,443	$1,050.00	7.0
Granted	6,868	$1,158.23	6.8
Exercised	(248)
Forfeited	(6,028)	$1,050.00	7.0
Unissued shares converted to options	523
Outstanding, December 31, 2022	305,558	$1,050.00	7.0
Granted	—
Exercised	(520)		7.0
Forfeited	(4,941)	$1,134.02	7.0
Outstanding, December 31, 2023	300,097	$1,054.35	7.0
Exercisable, December 31, 2023	263,570	$1,054.97	7.0

In 2022, the Company agreed with a third party who provided a rent guarantee to the Company’s landlord on the Company’s building in Mesa, Arizona to exchange 500 shares of Class A common stock for 66 shares of Class C common stock. The Company recorded general and administrative expenses of $0.6 million on the Company’s consolidated statements of operations for the year ended December 31, 2022, resulting from consideration provided for the loss of prerequisites afforded to the Class C shareholder.

Restricted Stock Units

Employees, non-employee directors and consultants of the Company participate in the 2023 Omnibus Incentive Plan (the “Plan”) and are granted Nxu stock-based awards, which include restricted stock units (“RSUs”).

For the years ended December 31, 2023 and 2022, the Company granted RSUs classified as equity awards, which generally vest over a three year period. RSUs granted and classified as equity awards are measured at fair value based on the closing price of the company’s common stock on the grant date. Compensation cost for these RSUs is recognized on a straight-line basis over the requisite service period, which is the vesting period. In accordance with ASC 718-10-35-8, the amount of compensation cost recognized will at least equal the portion of the grant-date value of the award that is vested at that date.

During the year ended December 31, 2023, the Company granted RSUs that vest over various periods, ranging from immediate to increments over a period of three years. The Company generally accounts for these RSUs as liability-classified awards; the awards are granted at a fixed dollar amount settled in a variable number of shares, and as such, the fair value approximates the fixed dollar amount at inception. As a result, the RSUs will be measured at fair value at the grant date and remeasured at the end of each reporting period until fully vested.

On October 31, 2023, the Company’s Board of Directors approved an amendment to certain existing Executive grant agreements to delay the vesting of service-based liability-classified Executive RSU awards that would have vested between October and December 2023 to vest on January 31, 2024. As of the date of the amendment, the Company determined there was no incremental value of the awards in connection with the amendment. Additionally, as all Executives affected by the amendment were still employees as of December 31, 2023, the Company determined it was probable they would meet the service requirements and their awards would vest within the initial vesting period of the awards. Therefore, the Company recognized stock-based compensation expense at the fair value of the awards through the initial vesting dates. The amended awards will remain classified in liabilities in the consolidated balance sheets of the Company until they are settled in a variable number of shares.

The Board of Directors subsequently approved additional amendments in January and March 2024 to further delay the vesting of the same RSUs, including vests between January and May, until June 30, 2024.

A summary of the Company’s outstanding RSUs as of December 31, 2023 and 2022 and changes during the year is presented below:

	Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested, December 31, 2021	8,965	$1,050.00
Granted	734	$1,050.00
Settled	(8,526)	$1,050.00
Forfeited	(50)	$1,050.00
Unvested shares converted to options	(523)	$1,050.00
Outstanding and unvested, December 31, 2022	600	$1,050.00

Granted	338,332	$9.72
Settled	(319,144)	$10.28
Forfeited	(16,887)	$0.50
Outstanding and unvested, December 31, 2023	2,901	$0.49

2023 Omnibus Incentive Plan

On May 12, 2023, the Company adopted the 2023 Omnibus Incentive Plan. The purposes of the Plan are to a) encourage the growth of the Company through short and long-term incentives that are consistent with the Company’s objectives; (b) give participants an incentive for excellence in individual performance; (c) promote teamwork among participants; and (d) give the Company a significant advantage in attracting and retaining key employees, directors and consultants. To accomplish such purposes, the Plan provides that the Company may grant (i) Options, (ii) Stock Appreciation Rights, (iii) Restricted Shares, (iv) Restricted Stock Units, (v) Performance-Based Awards (including performance-based Restricted Shares and Restricted Stock Units), (vi) Other Share-Based Awards, (vii) Other Cash-Based Awards or (viii) any combination of the foregoing. The Plan was originally adopted in connection with the consummation of the Company’s Reorganization Merger as contemplated by that certain agreement and plan of merger, dated as of April 14, 2023, by and among the Company, Atlis Motor Vehicles Inc., and such other parties to the agreement.

With respect to awards granted under the Plan and in accordance with the Plan, the Company’s Board of Directors (or the “Administrator”) is authorized to deliver an aggregate of 350 million shares of Common Stock to be reserved and available for issuance under the Plan (the “Initial Share Limit”), which includes (i) 250 million shares of Common Stock available for new issuances under the Plan and (ii) 100 million shares of Common Stock relating to a portion of outstanding stock options and restricted stock units assumed by the Company in connection with the Reorganization Merger; provided, that the total number of shares of Common Stock that will be reserved, and that may be issued, under the Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2024, by a number of Common Shares equal to five percent (5%) of the total number of Outstanding Shares on the last day of the prior calendar year. Notwithstanding the foregoing, the Administrator may act prior to January 1 of a given year to provide that there will be no such increase in the share reserve for that year or that the increase in the share reserve for such year will be a lesser number of Common Shares than provided herein.

Common Stock

Organizational Structure

As described in Note 1. Organization and Basis of Presentation, on May 12, 2023, the Company completed its Reorganization Merger to Nxu, Inc. At the effective time of the Reorganization Merger, all of the issued and outstanding shares of Atlis’s Class A common stock, par value $0.0001 per share (“Atlis Class A Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class A common stock, par value $0.0001 per share (“Nxu Class A Common Stock”) and all of the issued and outstanding shares of Atlis’s Class D common stock, par value $0.0001 per share (“Atlis Class D Common Stock” and, together with Atlis Class A Common Stock, “Atlis Common Stock”) were converted automatically on a one-for-one basis into shares of Nxu’s Class B common stock, par value $0.0001 per share (“Nxu Class B Common Stock” and, together with Nxu Class A Common Stock, “Nxu Common Stock”), and, as a result, the current stockholders of Atlis automatically became stockholders of Nxu, holding the same number and percentage of shares of Nxu Common Stock as they held of Atlis Common Stock as of immediately prior to the Reorganization Merger.

Issuance and conversion of shares of common stock pursuant to the Reorganization Merger are considered transactions between entities under common control. As a result, the consolidated financial statements for periods prior to these transactions have been adjusted to combine the previously separate entities for presentation purposes.

Pursuant to the Company’s Reorganization Merger, each share of Atlis Motor Vehicles, Inc Class A common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class A common stock and each share of Atlis Motor Vehicles, Inc Class D common stock was converted into one validly issued, fully paid and nonassessable share of Nxu, Inc. Class B common stock. Except as otherwise required by applicable law, and the voting rights described below, shares of Class A common stock and Class B common stock shall have the same rights, privileges and powers, rank equally, share ratably and be identical in all respects and as to all matters. The voting, dividend, liquidation and other rights, powers and preferences of the holders of Class A common stock and Class B common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock of any series as may be designated by the Board of Directors of the Corporation (the “Board”) upon any issuance of the preferred stock of any series.

In addition, at the effective time of the Reorganization Merger, (i) each outstanding option to purchase shares of Atlis Class A Common Stock (“Atlis Option”), whether vested or unvested, automatically converted into an option to purchase shares of Nxu Class A Common Stock (a “Nxu Option”) and (ii) each outstanding Atlis restricted share unit (an “Atlis Restricted Share”), whether vested or unvested, automatically converted into a restricted stock unit of Nxu (a “Nxu RSU”). Each Nxu Option is subject to terms and conditions consistent with the Employee Stock Option Plan and the applicable Atlis Option award agreement as in effect immediately prior to the effective time. Each Nxu RSU is subject to terms and conditions consistent with the applicable Atlis Restricted Share award agreement as in effect immediately prior to the effective time.

At the effective time of the Reorganization Merger, (i) each outstanding Senior Secured Original Issue 10% Discount Convertible Promissory Note (an “Atlis Note”) convertible into shares of Atlis Class A Common Stock automatically converted into a Senior Secured Original Issue 10% Discount Convertible Promissory Note convertible into shares of Nxu Class A Common Stock (a “Nxu Note”) and (ii) each outstanding warrant to purchase shares of Atlis Class A Common Stock (an “Atlis Warrant”) automatically converted into a warrant to purchase shares of Nxu Class A Common Stock (a “Nxu Warrant”). Each Nxu Note is subject to terms and conditions consistent with the applicable Atlis Note as in effect immediately prior to the effective time. Each Nxu Warrant is subject to terms and conditions consistent with the applicable Atlis Warrant as in effect immediately prior to the effective time.

In 2023 and 2022, the Company issued Class B shares of common stock. These shares are not traded openly nor available for sale to the public. Class B shares are offered only to the (1) Chief Executive Officer and (2) President of the Company. At all meetings of stockholders and on all matters submitted to a vote of stockholders of the Corporation generally, each holder of Class A common stock, as such, shall have the right to one (1) vote per share of Class A common stock held of record by such holder and each holder of Class B common stock, as such, shall have the right to ten (10) votes per share of Class B common stock held of record by such holder. The shares of Class B common stock are not entitled to receive any dividends or any distribution upon voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. Class B shares are not convertible, are deemed to have no economic value, and upon a holder’s cessation of service to the Company, such holder shall, on the one-year anniversary of such cessation, surrender to the Company for no consideration all shares of Class B shares owned by such holder. Shares of Class B common stock were issued to the (1) Chief Executive Officer and (2) President in the amount of 0.2 million shares through December 31, 2023.

The total number of shares of all classes of capital stock which the Company has authority to issue is 5.0 billion shares, consisting of (1) 5.0 billion authorized shares of common stock, including (a) 4.0 billion authorized shares of Class A Common Stock, (b) 1.0 billion authorized shares of Class B common stock and (2) 10.0 million authorized shares of preferred stock, par value $0.0001 per share.

Reverse Stock Split

On December 26, 2023, the Company filed a Certificate of Amendment to the Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to affect a reverse stock split (“the “Reverse Stock Split”) of the Class A Common Stock at a ratio of 1-for-150 (the “Reverse Stock Split Ratio”).

The Reverse Stock Split was previously approved by the Company’s board of directors and a majority of the Company’s stockholders. The Reverse Stock Split became effective immediately after the close of trading on Nasdaq on December 26, 2023 (the “Effective Time”), and the Class A common stock began trading on Nasdaq on a split-adjusted basis at the opening of trading on December 27, 2023. Accordingly, each holder of our common stock received one share of common stock for every 150 shares such stockholder held immediately prior to the effectiveness of the Reverse Stock Split.

In addition, equitable adjustments corresponding to the Reverse Stock Split Ratio were made to the number of shares of Class A Common Stock underlying the Company’s outstanding equity awards and the number of shares issuable under the Company’s equity incentive plan. Equitable adjustments corresponding to the Reverse Stock Split Ratio were also made to issued and outstanding shares of the Company’s Class B common stock, and to the number of shares of Class A Common Stock underlying the Company’s outstanding warrants, as well as the applicable exercise price.

Common Stock Offerings

On February 21, 2023, the Company completed a public offering of 0.1 million units at a public offering price of $234.00 per unit (the “February 2023 Offering”). Each unit consists of one share of Class A common stock, Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”), and Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants”). See Note 13 — Convertible Notes and Warrant Liability for more information regarding the Series A and Series B warrants. Proceeds from the offering, net of offering costs, were approximately $12.0 million.

On August 11, 2023, the Company completed a public offering of 0.1 million units at an offering price of $45.00 per unit (the “August 2023 Offering”). Each unit consists of one share of Class A common stock (or a pre-funded warrant in lieu thereof) and one common warrant, with each warrant exercisable for two shares of Class A common stock at an exercise price of $45.00 per share (the “August 2023 Warrants). See Note 13 — Convertible Notes and Warrant Liability for more information regarding the August 2023 warrants. Proceeds from the offering, net of offering costs, were approximately $4.5 million.

In September 2022, a stock purchase agreement between the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited, respectively (together, “GEM Global”) became effective whereby GEM Global committed to purchase up to $300.0 million in shares of the Company’s Class A common stock for up to three  years (the “GEM Stock Purchase Facility”). In connection with the GEM Stock Purchase Facility, GEM Global would earn a commitment fee proportionate to number of shares sold in the first year, or a $6.0 million commitment fee on September 27, 2023 if no shares were sold. As of September 27, 2023, the Company had not sold any shares under the GEM Stock Purchase Facility and, as such, registered 0.3 million Class A common shares, 0.2 million of which were immediately issuable to GEM Global for payment of the commitment fee. Additionally, in connection with the share registration, approximately 2 thousand warrants were issuable to GEM Global. On October 2, 2023, the 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.

On October 23, 2023, the Company completed a public offering of 0.6 million shares of its Class A common stock at an offering price of $5.25 per share (the “October 2023 Offering”). Proceeds from the offering, net of offering costs, were approximately $2.6 million.

In November 2023, the Company launched its ATM pursuant to its shelf registration on Form S-3 for sale from time to time of up to $75.0 million of Class A common stock. As of December 31, 2023, the Company has issued and sold approximately 1.0 million shares of its Class A common stock, resulting in $3.3 million of proceeds, net of commissions and offering costs.

Series A Convertible Preferred Stock

Share Exchange Agreement with Lynx Motor Corporation

On December 27, 2023, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Lynx, pursuant to which Lynx sold to the Company, and the Company purchased from Lynx, a number of newly issued shares of Lynx representing 15% of the issued and outstanding equity interests in Lynx in exchange for 1,000 newly issued shares of series A convertible preferred stock, par value $0.0001 per share, of the Company (the “Series A Convertible Preferred Stock” or “Series A Convertible Preferred Shares”). Each Series A Convertible Preferred Share is convertible into 1,000 shares of Class A common stock, par value $0.0001 per share, of the Company for a conversion price of $3.00 per share. The Share Exchange Agreement contains customary representations and warranties by the Company. As a part of the transaction, the Company designated one person to serve on the board of directors of Lynx. The Company’s investment in Lynx is presented within investment in Lynx at the fair market value of the Series A Convertible Preferred Stock on the transaction date, with the corresponding issuance of Series A Convertible Preferred Stock presented within stockholders’ equity in the consolidated balance sheets.

On February 8, 2024, Lynx converted all the Series A Convertible Preferred Stock into 1.0 million shares of Class A common stock.

Concurrently with the Share Exchange Agreement, Lynx issued a non-interest bearing promissory note in the principal amount of $0.3 million to the Company in exchange for $0.3 million in immediately available funds from the Company. The note is due and payable by June 2024, and is presented in notes receivable from related party in the consolidated balance sheets.